Property and Equipment - Summary of Property and Equipment (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₽ 593	₽ 366
Ending balance	724	593
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,029	676
Transfer between groups	0	0
Additions	365	388
Disposals	(157)	(31)
Foreign currency translation		(4)
Ending balance	1,237	1,029
Accumulated Depreciation and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(436)	(310)
Depreciation charge	(206)	(149)
Disposals	129	23
Foreign currency translation		0
Ending balance	(513)	(436)
Processing servers and engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	367	264
Ending balance	466	367
Processing servers and engineering equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	695	498
Transfer between groups	77	11
Additions	196	215
Disposals	(146)	(27)
Foreign currency translation		(2)
Ending balance	822	695
Processing servers and engineering equipment [member] | Accumulated Depreciation and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(328)	(234)
Depreciation charge	(150)	(113)
Disposals	122	20
Foreign currency translation		(1)
Ending balance	(356)	(328)
Computers and office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30	29
Ending balance	54	30
Computers and office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	91	71
Transfer between groups	1	0
Additions	45	19
Disposals	(7)	2
Foreign currency translation		(1)
Ending balance	130	91
Computers and office equipment [member] | Accumulated Depreciation and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(61)	(42)
Depreciation charge	(21)	(17)
Disposals	6	(3)
Foreign currency translation		1
Ending balance	(76)	(61)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	115	58
Ending balance	93	115
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	162	92
Transfer between groups	0	0
Additions	16	76
Disposals	(4)	(6)
Foreign currency translation		0
Ending balance	174	162
Other equipment [member] | Accumulated Depreciation and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(47)	(34)
Depreciation charge	(35)	(19)
Disposals	1	6
Foreign currency translation		0
Ending balance	(81)	(47)
Construction in Progress (CIP) and Advances for Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	81	15
Ending balance	111	81
Construction in Progress (CIP) and Advances for Equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	81	15
Transfer between groups	(78)	(11)
Additions	108	78
Disposals	0	0
Foreign currency translation		(1)
Ending balance	111	81
Construction in Progress (CIP) and Advances for Equipment [member] | Accumulated Depreciation and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation charge	0	0
Disposals	0	0
Foreign currency translation		0
Ending balance	₽ 0	₽ 0